Investment in Weibo (Tables)	12 Months Ended
Dec. 31, 2015
Investment in Weibo
Schedule of preference shares

All of the preferred shares were converted to ordinary shares upon the completion of Weibo’s IPO on April 17, 2014. Immediately prior to the IPO, Weibo’s preference shares comprised the following:

Issuance Date	Shares outstanding	Carrying Amount
		(in thousands)
April 29, 2013	30,046,154	479,612

Schedule of share ownership of Weibo on an if converted basis

As of December 31, 2015, the share ownership of Weibo was as follows:

Shareholder Name	Shares Type	Ownership Percentage
SINA	Class B Ordinary shares	54.7%
Alibaba	Class A Ordinary shares	30.6%
Others	Class A Ordinary shares	14.7%

Total		100.0%